Treasury Shares - Summary of Treasury Shares (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Number of shares	801,091	1,250,992	9,418,558
Acquisition cost	₩ 36,702	₩ 57,314